STOCK OPTIONS AND WARRANTS (Details 2) - Warrant [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Outstanding, December 31, 2016	599,640
Granted		599,640
Forfeited
Exercised
Expired	(10,040)
Outstanding, September 30, 2017	589,600	599,640
Exercisable at September 30, 2017	589,600	10,040
Weighted Average Exercise Price
Outstanding, December 31, 2016	$ 7.65
Granted		7.65
Forfeited
Exercised
Expired
Outstanding, September 30, 2017	7.27	7.65
Exercisable at September 30, 2017	$ 7.27	$ 30.00
Weighted Average Remaining Contractual Term
Outstanding, December 31, 2016	5 years 3 months 15 days
Granted		5 years 3 months 14 days
Outstanding, September 30, 2017	4 years 10 months 17 days	5 years 3 months 14 days
Exercisable at September 30, 2017	4 years 10 months 17 days	3 months 18 days
Aggregate Intrinsic Value
Outstanding, December 31, 2016	$ 1,725,921
Granted
Forfeited
Exercised
Expired
Outstanding, September 30, 2017	75,576	1,725,921
Exercisable at September 30, 2017	$ 75,576